



1-800-506-7971

zeacapital.com

You are invited to an informational meeting to learn more about a new way for Iowans to invest in Main Street, not Wall Street, through the Zea Capital Fund.

INFORMATIONAL MEETING:
LOCATION SPECIFIC
DATE
TIME

The Zea Capital Fund, formed by the Iowa Corn Growers Association (ICGA), will operate as a business development company and will primarily invest in securities of private companies. Beyond its initial organizational role and limited ongoing involvement, ICGA will have no direct control over the investment adviser or investment strategy for the Fund. ICGA can offer no assurances about the suitability or advisability of investing in the Fund.

At the meeting you will learn about Zea's investment goals, the risks and expenses of investing, how and why the Fund was developed, and how an investment in the Fund could possibly benefit you.

There's no cost or obligation to attend. Visit zeacapital.com or call 1-800-506-7971 to learn more and to register for a meeting near you.

Do you know of someone who might be interested in attending an informational meeting? Please forward this invitation. All are welcome to attend.

Informational meetings*

Aug. 10 - Spencer
Aug. 12 - Sioux City
Aug. 17 - Washington
Aug. 18 - Burlington
Aug. 19 - Quad Cities
Aug. 23 - Carroll
Aug. 24 - Cedar Rapids
Aug. 25 - Mason City
Aug. 31 - Ames
Sept. 1 - Shenandoah
Sept. 2 - Fort Dodge
Sept. 8 - Marshalltown
Sept. 9 - Creston
Spet. 14 - Oelwein
Sept. 16 - Des Moines

*Meetings are subject to change. Please check our website for details.

zeacapital.com - 1-800-506-7971

This message is not an offer to sell or a solicitation of an offer to buy units of Zea Capital Fund LLC and it is not incorporated by reference into the Fund's Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.






ZEA CAPITAL



1-800-506-7971

zeacapital.com

INVEST IN MAIN STREET, NOT WALL STREET.

You are invited to an informational meeting to learn more about a new way for Iowans to invest in Main Street, not Wall Street, through the Zea Capital Fund.

The Zea Capital Fund, formed by the Iowa Corn Growers Association (ICGA), will operate as a business development company and will primarily invest in securities of private companies. Beyond its initial organizational role and limited ongoing involvement, ICGA will have no direct control over the investment adviser or investment strategy for the Fund. ICGA can offer no assurances about the suitability or advisability of investing in the Fund.

At the meeting you will learn about Zea's investment goals, the risks and expenses of investing, how and why the Fund was developed, and how an investment in the Fund could possibly benefit you.

Learn more and register to attend one of many community meetings to be held across Iowa this summer at zeacapital.com.

Do you know of someone who might be interested in attending an informational meeting? Please forward this invitation. All are welcome to attend.

Informational meetings*

Aug. 10 - Spencer
Aug. 12 - Sioux City
Aug. 17 - Washington
Aug. 18 - Burlington
Aug. 19 - Quad Cities
Aug. 23 - Carroll
Aug. 24 - Cedar Rapids
Aug. 25 - Mason City
Aug. 31 - Ames
Sept. 1 - Shenandoah
Sept. 2 - Fort Dodge
Sept. 8 - Marshalltown
Sept. 9 - Creston
Spet. 14 - Oelwein
Sept. 16 - Des Moines

*Meetings are subject to change. Please check our website for details.

zeacapital.com - 1-800-506-7971

Zea Capital | 4000 River Ridge Drive NE | Cedar Rapids | IA | 52402